FAIR VALUE MEASUREMENTS (Schedule of Changes in Level 3 Contingent Consideration Obligation Measured) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Fair value at the beginning of the year	$ 0
Acquisition date fair value of contingent consideration related to investment in SecurityDAM Ltd.	9,525
Changes in the fair value of contingent consideration in SecurityDAM Ltd.	819
Reclassification of payable related to contingent consideration to other payables and accrued expenses	(2,063)
Fair value at the end of the year	$ 8,281